RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Summary of Restricted Cash
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2019	2018
Operations		$128	$135
Credit obligations		143	181
Capital expenditures and development projects		22	15

Total		293	331
Less: non-current	25	(104)	(168)

Current		$189	$163